Income Taxes - Income Taxes Refundable and Payable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income taxes refundable	$ 58.3	$ 88.7
Income taxes payable	(175.0)	(64.5)
Net income taxes refundable (payable)	$ (116.7)	$ 24.2	$ 90.6